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June 13, 2019	Deborah Bielicke Eades
Shareholder
+1 312 609 7661
deades@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen AMT-Free Municipal Credit Income Fund (the “Registrant”)

File No. 811-09475

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the merger of Nuveen Connecticut Quality Municipal Income Fund (“NTC”) with and into a wholly-owned subsidiary of the Registrant (the “Merger”). The Registration Statement is one of a series of reorganizations of state municipal funds into national municipal funds, two of which were filed on June 7, 2019.1 The Registration Statement and the NAD/NEA Registration Statements contain substantially similar disclosures and are organized in substantially the same manner. The NAD/NEA Reorganizations are structured as asset purchases, while this transaction is structured as a statutory merger for tax purposes due to the payment of a special cash distribution by NTC prior to closing, as described in the Registration Statement. Except for this distribution, the Merger and Registration Statement are substantially similar to a number of other precedent reorganizations of Nuveen closed-end funds with outstanding preferred shares.2

[1]

See the Registration Statement filed on Form N-14 (the “NAD Registration Statement”) by Nuveen Quality Municipal Income Fund (“NAD”) (file no. 333-232031) relating to the issuance of common shares of NAD in connection with the reorganization of Nuveen Texas Quality Municipal Income Fund into NAD (the “NAD Reorganization”) and the Registration Statement filed on Form N-14 (the “NEA Registration Statement” and together with the NAD Registration Statement, the “NAD/NEA Registration Statements”) by Nuveen AMT-Free Quality Municipal Income Fund (“NEA”) (file no. 333-232029) relating to the issuance of common shares of NEA in connection with the reorganization of Nuveen North Carolina Quality Municipal Income Fund into NEA (the “NEA Reorganization” and together with the NAD Reorganization, the “NAD/NEA Reorganizations”).

[2]

See, e.g., NAD’s Registration Statement on Form N-14 filed on March 11, 2016 relating to the reorganization of each of Nuveen Premium Income Municipal Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. into NAD (file no. 333-210112); NEA’s Registration Statement on Form N-14 filed on March 11, 2016 relating to the reorganization of each of Nuveen Performance Plus Municipal Income Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc. and Nuveen Premium Income Municipal Fund 2, Inc. into NEA (file no. 333-210113); the Registrant’s Registration Statement on Form N-14 filed on August 27, 2015 by Nuveen AMT-Free Municipal Credit Income Fund relating to the reorganization of each of Nuveen Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Municipal Opportunity Fund, Inc. into the Registrant (file no. 333-206627); Nuveen Investment Quality Municipal Fund, Inc.’s (“NQM”) Registration Statement on Form N-14 filed on May 20, 2014 by NQM relating to the merger of American Municipal Income Portfolio Inc. with and into NQM (file no. 333-196106); and Nuveen Minnesota Municipal Income Fund’s (“NMS”) Registration Statement on Form N-14 filed on May 19, 2014 by NMS relating to the merger of Minnesota Municipal Income Portfolio Inc. and First American Minnesota Municipal Income Fund II, Inc. with and into a wholly-owned subsidiary of NMS (file no. 333-196061)

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U.S. Securities and Exchange Commission

June 13, 2019

In addition, we note that pro forma financial information to be included in the Comparative Fee and Expense Table and Capitalization Table of the joint proxy statement/prospectus included in the Registration Statement will be derived from the Acquiring Fund’s financial statements for the six-month semi-annual period ended April 30, 2019, which are not yet complete. Accordingly, this information will be included and completed in the pre-effective amendment to the Registration Statement. To provide a basis for evaluating the comparative fee disclosures throughout the document, the Registrant has included the Acquiring Fund’s information for its fiscal year ended October 31, 2018 in the Comparative Fee and Expense Table. Additionally, we note that pro forma financial statements are not presented in the Statement of Additional Information because NTC’s aggregate net assets do not exceed 10% of the Registrant’s aggregate net assets.3

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7661.

Sincerely,
/s/ Deborah Bielicke Eades
Deborah Bielicke Eades
Shareholder

[3]	See Part B, Item 14.2 of Form N-14.